Current refund liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Movements in Refund Liabilities
a)	Movements in refund liabilities are as follows:

	2018	2019
	Accrued sales allowance	Accrued sales allowance
	NT$000	NT$000
January 1	70,156	32,627
Provision	44,950	63,863
Reversal	(7,413)	—
Payment	(75,066)	(70,490)

December 31	32,627	26,000